Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Beginning balance at Sep. 30, 2010	$ 555,982	$ 298	$ 270,943	$ 359,274	$ (14,793)	$ (59,740)
Beginning balance (share) at Sep. 30, 2010		29,839
Comprehensive income (loss):
Net (loss) earnings	52,501	0	0	52,501	0	0
Translation adjustments	(333)	0	0	0	(333)	0
Net unrecognized actuarial loss	(4,354)	0	0	0	(4,354)	0
Interest rate swap	289	0	0	0	289	0
Cash dividends declared	(8,534)	0	0	(8,534)	0	0
Stock options and stock compensation plans, net of tax benefit	5,159	2	4,864	0	0	293
Stock options and stock compensation plans, net of tax benefit (share)		118
Ending Balance at Sep. 30, 2011	600,710	300	275,807	403,241	(19,191)	(59,447)
Ending Balance (share) at Sep. 30, 2011		29,957
Comprehensive income (loss):
Net (loss) earnings	46,879	0	0	46,879	0	0
Translation adjustments	(2,018)	0	0	0	(2,018)	0
Net unrecognized actuarial loss	(4,171)	0	0	0	(4,171)	0
Interest rate swap	2	0	0	0	2	0
Cash dividends declared	(8,554)	0	0	(8,554)	0	0
Stock options and stock compensation plans, net of tax benefit	3,868	0	3,585	0	0	283
Stock options and stock compensation plans, net of tax benefit (share)		87
Purchases into treasury	(5,403)	0	0	0	0	(5,403)
Ending Balance at Sep. 30, 2012	631,313	300	279,392	441,566	(25,378)	(64,567)
Ending Balance (share) at Sep. 30, 2012		30,044
Comprehensive income (loss):
Net (loss) earnings	(25,603)	0	0	(25,603)	0	0
Translation adjustments	644	0	0	0	644	0
Net unrecognized actuarial loss	8,078	0	0	0	8,078	0
Interest rate swap	0
Cash dividends declared	(8,451)	0	0	(8,451)	0	0
Stock options and stock compensation plans, net of tax benefit	5,436	1	5,173	0	0	262
Stock options and stock compensation plans, net of tax benefit (share)		104
Purchases into treasury	(9,703)	0	0	0	0	(9,703)
Ending Balance at Sep. 30, 2013	$ 601,714	$ 301	$ 284,565	$ 407,512	$ (16,656)	$ (74,008)
Ending Balance (share) at Sep. 30, 2013		30,148